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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2005

               (Please read instructions before preparing form.)

If amended report check here: [ ]

                              Kurt F. Somerville
--------------------------------------------------------------------------------
                   Name of Institutional Investment Manager

Hemenway & Barnes      60 State Street      Boston,         MA           02109
--------------------------------------------------------------------------------
Business Address          (Street)          (City)        (State)        (Zip)

                                (617) 227-7940
--------------------------------------------------------------------------------
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2006.

                                                  Kurt F. Somerville
                                                  -----------------------------
                                                  (Name of Institutional
                                                  Investment Manager)


                                                  -----------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.: Name:                  13F File No.:
-----                        ------------- -----                  -------------
1.  Brian C. Broderick (12)*   28-11136    6.  Lawrence T. Perera   28-06167
2.  Michael B. Elefante        28-06281    7.  Michael J. Puzo      28-06165
3.  Timothy F. Fidgeon         28-06169    8.  __________________   ________
4.  Roy A. Hammer              28-5798     9.  __________________   ________
5.  Stephen W. Kidder (35)*    28-11134    10. __________________   ________

* Refers to manager number on attached detail in Item 7.

AS OF: DECEMBER 31, 2005         FORM 13F         SEC FILE # KURT F. SOMERVILLE/


                                                                ITEM 6:                 ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           -----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)    (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES  NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
ABBOTT LABS     COMMON STOCK  002824100     1619351     41069         xx                  37087
                                                                      xx     12             632
                                                                      xx     35            3350

ALBERTO CULVER  COMMON STOCK   13068101      478088     10450         xx                   7850
CO                                                                    xx     12            1000
                                                                      xx     35            1600

ALCOA INC.      COMMON STOCK  013817101      236560      8000         xx                   8000

AMAZON NOTE     CONV.         023135AF3     2316613   2410000         xx                2055000
CONV SUB DEB    CORPORATE                                             xx     12           60000
                BONDS                                                 xx     35          295000

AMERICAN        COMMON STOCK  026874107      405969      5950         xx                   5950
INTERNATIONAL
GROUP INC.

AMGEN INC.      COMMON STOCK  031162100     3437429     43589         xx                  35789
                                                                      xx     12             800
                                                                      xx     35            7000

ANALOG          COMMON STOCK  032654105     1662252     46341         xx                  39641
DEVICES, INC.                                                         xx     12            1500
                                                                      xx     35            5200

APTARGROUP INC  COMMON STOCK  038336103     1842869     35304         xx                  28954
                                                                      xx     12             750
                                                                      xx     35            5600

AUTOMATIC       COMMON STOCK  053015103      784752     17097         xx                  11195
DATA                                                                  xx     12             500
PROCESSING                                                            xx     35            5402

AVERY DENNISON  COMMON STOCK  053611109      897308     16235         xx                  12735
CORP.                                                                 xx     12             400
                                                                      xx     35            3100

BP PLC ADR      COMMON STOCK  055622104     4471382     69626         xx                  58379
                                                                      xx     12            2180
                                                                      xx     35            9067

AS OF: DECEMBER 31, 2005         FORM 13F         SEC FILE # KURT F. SOMERVILLE/


                                                                ITEM 6:                 ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           -----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)    (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES  NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
BANK OF        COMMON STOCK   060505104      651500     14117         xx                  10717
AMERICA CORP.                                                         xx     35            3400

BEA SYSTEMS    CORPORATE      073325AD4     3683393   3749000         xx                3099000
INC.           BONDS                                                  xx     12          165000
                                                                      xx     35          485000

BERKSHIRE      CLASS A        084670108      886200        10         xx                     10
HATHAWAY
INC.

BERKSHIRE      CLASS B        084670207      402164       137         xx                    137
HATHAWAY
INC.

BIOMET INC     COMMON STOCK   090613100     1310011     35822         xx                  29822
                                                                      xx     12            1200
                                                                      xx     35            4800

BOEING         COMMON STOCK   097023105      259888      3700         xx                   2300
COMPANY                                                               xx     35            1400

BOTTOMLINE     COMMON STOCK   101388106      166402     15100         xx                  14700
TECHNOLOGIES                                                          xx     12             400
INC.

BRISTOL-MYERS  COMMON STOCK   110122108      372299     16201         xx                  16001
SQUIBB CO.                                                            xx     35             200

BURLINGTON     COMMON STOCK   12189T104      639151      9025         xx                   9025
NORTHERN
SANTA FE CORP

BURLINGTON     COMMON STOCK   122014103      980956     11380         xx                  11380
RESOURCES INC.

CANADIAN       COMMON STOCK   136375102     3236555     40462         xx                  33537
NATIONAL                                                              xx     12             875
RAILWAY CO.                                                           xx     35            6050

CHEVRON CORP.  COMMON STOCK   166764100     2350732     41408         xx                  39740
                                                                      xx     35            1668

AS OF: DECEMBER 31, 2005         FORM 13F         SEC FILE # KURT F. SOMERVILLE/


                                                                ITEM 6:                ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
CISCO SYS INC. COMMON STOCK   17275R102      782076     45682         xx                38434
                                                                      xx     12           300
                                                                      xx     35          6948

COCA COLA CO.  COMMON STOCK   191216100      288942      7168         xx                 7168

DOW CHEMICAL   COMMON STOCK   260543103      249774      5700         xx                 5700
CO.

DOW JONES & CO COMMON STOCK   260561105      637294     17957         xx                17957
INC

DOW JONES & CO CLASS B        260561204     3039364     85640         xx                85640
INC            (RESTRICTED)

E I DU PONT DE COMMON STOCK   263534109      677238     15935         xx                15535
NEMOURS & CO.                                                         xx     35           400

E M C CORP.    COMMON STOCK   268648102     1004039     73718         xx                66468
                                                                      xx     12          1200
                                                                      xx     35          6050

EATON VANCE    COMMON STOCK   278265103      287280     10500         xx                10500
CORP.

EMERSON        COMMON STOCK   291011104     2550258     34140         xx                28765
ELECTRIC CO.                                                          xx     12          1275
                                                                      xx     35          4100

ENCANA CORP.   COMMON STOCK   292505104     4226886     93598         xx                80048
                                                                      xx     12          3200
                                                                      xx     35         10350

EXXON MOBIL    COMMON STOCK   30231G102     6214593    110639         xx                99227
CORP.                                                                 xx     12          2100
                                                                      xx     35          9312

FUEL CELL      COMMON STOCK   35952H106      324189     38275         xx                33475
ENERGY INC.                                                           xx     35          4800

GENERAL        COMMON STOCK   369604103     2069352     59040         xx                55990
ELECTRIC CO.                                                          xx     35          3050

AS OF: DECEMBER 31, 2005         FORM 13F         SEC FILE # KURT F. SOMERVILLE/


                                                                ITEM 6:                ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
GILEAD         COMMON STOCK   375558103      210280      4000         xx                  4000
SCIENCES

HELMERICH &    COMMON STOCK   423452101      608266      9825         xx                  8825
PAYNE INC.                                                            xx     12            400
                                                                      xx     35            600

I M S HEALTH   COMMON STOCK   449934108      249200     10000         xx                 10000
INC.

ILLINOIS TOOL  COMMON STOCK   452308109      215576      2450         xx                   450
WORKS INC.                                                            xx     35           2000

INTEL          COMMON STOCK   458140100     3630332    145446         xx                121863
CORPORATION                                                           xx     12           1400
                                                                      xx     35          22183

INTL BUSINESS  COMMON STOCK   459200101     1376850     16750         xx                 16750
MACHINES

INTERNATIONAL  COMMON STOCK   460146103      268880      8000         xx                  8000
PAPER CO.

JEFFERSON-     COMMON STOCK   475070108     3002488     52740         xx                 41503
PILOT CORP.                                                           xx     12           1400
                                                                      xx     35           9837

JOHNSON &      COMMON STOCK   478160104     3972911     66105         xx                 55805
JOHNSON                                                               xx     12            800
                                                                      xx     35           9500

KOPIN          COMMON STOCK   500600101      118834     22212         xx                 17612
                                                                      xx     12           2500
                                                                      xx     35           2100

LIFELINE SYS.  COMMON STOCK   532192101      362895      9926         xx                  9026
INC.                                                                  xx     12            200
                                                                      xx     35            700

ELI LILLY &    COMMON STOCK   532457108      540831      9557         xx                  9557
CO.

MERCK & CO.    COMMON STOCK   589331107     1635575     51417         xx                 44505
INC.                                                                  xx     35           6912

AS OF: DECEMBER 31, 2005         FORM 13F         SEC FILE # KURT F. SOMERVILLE/


                                                                ITEM 6:                ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
MICROSOFT      COMMON STOCK   594918104     1751919     66995         xx                 58177
CORP.                                                                 xx     35           8818

NOKIA CORP     COMMON STOCK   654902204      918349     50183         xx                 42983
ADR A                                                                 xx     12            500
                                                                      xx     35           6700

NUVEEN         MUTUAL FUNDS   67072C105      256000     20000         xx                 18000
QUALITY PFD                                                           xx     12           2000
INCOME FD 2

ORACLE CORP.   COMMON STOCK   68389X105      603528     49429         xx                 40429
                                                                      xx     12           1200
                                                                      xx     35           7800

PEPSICO INC.   COMMON STOCK   713448108     1496083     25323         xx                 21723
                                                                      xx     35           3600

PFIZER INC.    COMMON STOCK   717081103     1082608     46424         xx                 38824
                                                                      xx     35           7600

PROCTER &      COMMON STOCK   742718109     2388360     41264         xx                 35864
GAMBLE CO.                                                            xx     35           5400

ROYAL DUTCH    SPONSORED      780259206      215215      3500         xx                  2100
SHELL PLC      ADR REPSTG A                                           xx     35           1400
               SHS

SCHLUMBERGER   COMMON STOCK   806857108      283872      2922         xx                  2747
LTD                                                                   xx     12            175

J M SMUCKER CO COMMON STOCK   832696405     1956988     44477         xx                 37777
NEW                                                                   xx     12           1600
                                                                      xx     35           5100

SNAP ON INC    COMMON STOCK   833034101      411094     10945         xx                  8045
                                                                      xx     35           2900

SONOSITE INC.  COMMON STOCK   83568G104      349225      9975         xx                  8175
                                                                      xx     35           1800

STATE STREET   COMMON STOCK   857477103     1395924     25179         xx                 21479
CORP.                                                                 xx     12           1200
                                                                      xx     35           2500

AS OF: DECEMBER 31, 2005         FORM 13F         SEC FILE # KURT F. SOMERVILLE/


                                                                ITEM 6:                ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
SYMANTEC       COMMON STOCK   871503108      201250     11500         xx                 10100
CORP.                                                                 xx     12            300
                                                                      xx     35           1100

3 M COMPANY    COMMON STOCK   88579Y101     2337710     30164         xx                 24283
                                                                      xx     12            700
                                                                      xx     35           5181

U S BANCORP    COMMON STOCK   902973304      382592     12800         xx                 12800

UNION PACIFIC  COMMON STOCK   907818108      362295      4500         xx                  4500
CORP.

UNITED         COMMON STOCK   911163103      450305     17057         xx                 14657
NATURAL                                                               xx     12            700
FOODS, INC.                                                           xx     35           1700

VERISIGN INC.  COMMON STOCK   92343E102      250755     11450         xx                  9950
                                                                      xx     12            500
                                                                      xx     35           1000

WELLS FARGO &  COMMON STOCK   949746101      351848      5600         xx                  5600
CO. (NEW)

WYETH          COMMON STOCK   983024100      910481     19763         xx                 16447
                                                                      xx     35           3316

INGERSOLL      COMMON STOCK   G4776G101      472329     11700         xx                 11700
RAND LTD. CL A

TOTAL:                                   90,464,757